Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Region	The following sets forth our revenue by geographic region (in thousands):

	Six Months Ended June 30,
	2017	2016
United States	$46,293	$31,474
International	12,571	6,892

Total	$58,864	$38,366

The following sets forth our revenue by geographic region (in thousands):

	Year Ended December 31,
	2014	2015	2016
United States	$33,135	$46,078	$69,420
International	4,849	7,743	16,370

Total	$37,984	$53,821	$85,790